ENTITY WIDE DISCLOSURES	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
ENTITY WIDE DISCLOSURES [Abstract]
ENTITY WIDE DISCLOSURES

NOTE 10 - ENTITY WIDE DISCLOSURE:

The Company operates in one reportable segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and

(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	3 months ended
	September 30,
	2012	2011
	($ in thousands)

Spain	$101	$233
Israel	75	124
South Africa	57	115
Argentina	6	234
Brazil	5	204
Other	265	1,076
	$509	$1,986

The following is a summary of revenues by principal customers:

	3 months ended
	September 30,
	2012	2011

Customer A	20%	12%
Customer B	15%	6%
Customer C	11%	6%
Customer D	1%	12%
Customer E	1%	10%

All tangible long-lived assets are located in Israel.

NOTE 13 - ENTITY WIDE DISCLOSURES

The Company operates in one operating segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and

(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)

Russia	$452	$360	$12	$203
Germany	285	298	507	191
India	120	1,083	-	-
Israel	60	730	119	-
Italy	179	313	390	668
Cyprus	10	60	7	337
Pakistan	-	5	193	477
Poland	140	268	1,446	-
Other	825	2,887	2,275	1,535
	$2,071	$6,004	$4,949	$3,411

By principal customers:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Customer A	22%	6%	-%	6%
Customer B	14%	5%	10%	6%
Customer C	6%	18%	-%	-%
Customer D	3%	12%	2%	-%
Customer E	9%	5%	8%	20%
Customer F	-%	1%	-%	10%
Customer G	-%	-%	4%	14%
Customer H	7%	4%	29%	-%

All tangible long lived assets are located in Israel.